INVESTMENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Investments, All Other Investments [Abstract]
INVESTMENTS

NOTE 4 - INVESTMENTS

On June 20, 2023, the Company and GK Partners ApS entered into a Stock Purchase and Sale Agreement, under which GK Partners ApS sold to the Company 5,000,000 restricted shares of common stock of Mag Mile Capital, Inc. The shares were restricted in that they were subject to a registration statement filed on Form S-1 by Mag Mile Capital on September 6, 2023. The Form S-1 became effective on July 5, 2024, removing the restriction on the shares. In exchange, the Company issued 250,000 restricted shares of its common stock to GK Partners ApS. The shares were valued at $1,750,000, using $7.00 per share, the closing stock price for the Company’s common stock on the last business day before the agreement. The Company accounts for its investment under the guidance of ASC 321, Investments – Equity Securities, which provides guidance for equity interests that meet the definition of an equity security. Equity interests with readily determinable fair values are carried at fair value with changes in value recorded in earnings. There currently is no active market for the shares of Mag Mile Capital, Inc, therefore, the investment remains at cost until such time there is an established fair value of Mag Mile Capital, Inc’s shares to be used to adjust the value of the Company’s investment in those shares. The Company’s investment in Mag Mile Capital, Inc is subject to changes and fluctuations based on their business activities and their ability to trade in the future.

NOTE 4 - INVESTMENTS

On June 20, 2023, the Company and GK Partners ApS (the “Seller”) entered into a Stock Purchase and Sale Agreement (the “Agreement”), under which the Seller sold to the Company 5,000,000 restricted shares of common stock of Mag Mile Capital, Inc. In exchange, the Company issued 250,000 restricted shares of its common stock to the Seller. The shares were valued at $1,750,000, using $7.00 per share, the closing stock price for the Company’s common stock on the last business day before the agreement. The Company accounts for its investment under the guidance of ASC 321, Investments – Equity Securities, which provides guidance for equity interests that meet the definition of an equity security. Equity interests with readily determinable fair values are carried at fair value with changes in value recorded in earnings. There currently is no active market for the shares of Mag Mile Capital, Inc, therefore, the investment remains at cost until such time there is an established fair value of Mag Mile Capital, Inc’s shares to be used to adjust the value of the Company’s investment in those shares. The Company’s investment in Mag Mile Capital, Inc is subject to changes and fluctuations based on their business activities and their ability to trade in the future.